INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET
11.	INTANGIBLE ASSETS, NET

The costs and accumulated amortization of these acquired intangible assets are as follows:

	As of December 31,
	2010	2011

Intangible assets not subject to amortization:
Tradename	2,393	5,193
Intangible assets subject to amortization:
Contract backlog	902	1,182
Customer base and relationship	7,821	14,888
Non-compete agreement	1,036	3,322
Software technology	321	579

	12,473	25,164

Less: Accumulated amortization
Contract backlog	(902)	(1,052)
Customer base and relationship	(3,806)	(6,777)
Non-compete agreement	(688)	(1,227)
Software technology	(241)	(362)

	(5,637)	(9,418)

Acquired intangible assets, net	6,836	15,746

The Group recorded amortization expenses of $1,668, $2,023 and $3,549 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group expects to record amortization expenses of $3,687, $2,917, $2,195, $1,135 and $619 for 2012, 2013, 2014, 2015 and thereafter, respectively.